Scope of Consolidation - Summary of Breakdown by Number of Subsidiaries and Associates (Detail) - Companies	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	86	93
Associates accounted for using the equity method [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	19	19
Joint ventures accounted for using the equity method [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	1	1
Subsidiaries consolidated lne- by -line [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	66	73
Italy [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	42	45
Italy [member] | Associates accounted for using the equity method [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	19	19
Italy [member] | Joint ventures accounted for using the equity method [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	1	1
Italy [member] | Subsidiaries consolidated lne- by -line [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	22	25
Outside Italy [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	44	48
Outside Italy [member] | Subsidiaries consolidated lne- by -line [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	44	48